Performance Management	Mar. 27, 2025
Thompson LargeCap Fund | Thompson LargeCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the LargeCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.
Bar Chart [Heading]	LargeCap Fund Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest/lowest quarterly results during this period were:
Highest:	24.54%	(quarter ended 6/30/20)
Lowest:	-29.91%	(quarter ended 3/31/20)

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	24.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(29.91%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	LargeCap Fund Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
LargeCap Fund Average Annual Total Returns (for the periods ended December 31, 2024)
	1 Year	5 Years	10 Years
Return Before Taxes	16.86%	12.17%	10.30%
Return After Taxes on Distributions	13.90%	10.62%	9.39%
Return After Taxes on Distributions and Sale of Fund Shares	12.12%	9.57%	8.39%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

Thompson MidCap Fund | Thompson MidCap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the MidCap Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to a broad measure of market performance.
Bar Chart [Heading]	MidCap Fund Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest/lowest quarterly results during this period were:
Highest:	29.88%	(quarter ended 6/30/20)
Lowest:	-37.76%	(quarter ended 3/31/20)

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	29.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(37.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	MidCap Fund Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	7.53%	9.23%	7.46%
Return After Taxes on Distributions	5.64%	7.42%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares	5.82%	7.15%	5.68%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	15.34%	9.92%	9.63%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC and has been licensed for use by Thompson Investment Management, Inc. S&P® and S&P 500® are registered trademarks of S&P. The Thompson IM Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P or their respective affiliates, and none of S&P Dow Jones Indices LLC, Dow Jones, S&P nor their respective affiliates makes any representation regarding the advisability of investing in such products.

FTSE Russell is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. “FTSE®” and “Russell®” are trademarks of the London Stock Exchange Group.

Thompson Bond Fund | Thompson Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index and two supplementary indices. As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund’s total returns before taxes have varied from year to year and how the Fund’s average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund’s benchmark index and two supplementary indices.
Bar Chart [Heading]	Bond Fund Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	The Fund’s highest/lowest quarterly results during this period were:
Highest:	5.32%	(quarter ended 6/30/16)
Lowest:	-9.50%	(quarter ended 3/31/20)

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.32%
Highest Quarterly Return, Date	Jun. 30, 2016
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(9.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Bond Fund Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	11.53%	2.83%	3.34%
Return After Taxes on Distributions	9.15%	0.90%	1.58%
Return After Taxes on Distributions and Sale of Fund Shares	6.81%	1.32%	1.78%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%
Bloomberg U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	3.76%	1.29%	1.66%
Bloomberg U.S. Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)	4.72%	1.85%	2.28%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal marginal income tax rate for 2024 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P.

The Bond Fund’s annualized yield for the 30 days ended December 31, 2024 was 5.48%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.

Thirty Day Yield Caption [Optional Text]	The Bond Fund’s annualized yield for the 30 days ended December 31, 2024 was 5.48%. For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonim.com.
Thirty Day Yield Phone	1-800-999-0887
Thirty Day Yield	5.48%
Performance Availability Website Address [Text]	www.thompsonim.com